February 27, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Eaton Vance Floating-Rate Income Plus Fund (the “Registrant”) (Investment Company Act of 1940 File No. 811-22821)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Annual Meeting of Shareholders, Proxy Statement and forms of Proxy Cards with regard to the Registrant’s upcoming Annual Meeting of Shareholders (“Proxy Materials”). The Proxy Materials include, among other things, comments on and references to preliminary proxy materials filed by Saba Capital Management, L.P. on January 11, 2020 and revised on January 21, 2020.

The definitive proxy materials are expected to be mailed to shareholders on or about March 24, 2020.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at 617-672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

Vice President, Counsel